Intangible Assets And Liabilities (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($)
Finite-Lived Intangible Liabilities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Amortization method	straight line
Residual value	$ 0
Weighted average useful life	2 years 8 months 12 days
Finite-Lived Intangible Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Amortization method	straight line
Residual value	$ 0
Weighted average useful life	5 years 10 months 24 days